Current and long-term debt - 2023 $94.0 million credit facility (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2025 USD ($)	Oct. 31, 2023 USD ($) vessel	Sep. 30, 2023 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				1
Borrowings				$ 619,204,000	$ 861,967,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns				200,000,000
Borrowings				628,428,000	877,993,000
2023 $94.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 94,000,000.0
Borrowings instrument, term			5 years
Periodic borrowing payment amount			$ 2,400,000
Prepayment of debt	$ 19,300,000
Accelerated amortisation of deferred financing fees due to early repayment	$ 100,000
Net debt to capitalization ratio			0.65
Consolidated tangible net worth			$ 1,500,000,000
Minimum ratio for fair value of vessels			143.00%
2023 $94.0 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns				0
Borrowings				$ 54,244,000	$ 83,242,000
2023 $94.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			$ 25,000,000.0
2023 $94.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship			500,000
Liquidity requirement, per each chartered-in ship			$ 250,000
2023 $94.0 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.70%
2023 $94.0 Million Credit Facility | STI Marshall and STI Grace
Disclosure of detailed information about borrowings [line items]
Drawdowns			$ 43,800,000
Number of vessels | vessel			2
2023 $94.0 Million Credit Facility | STI Guide and STI Gauntlet
Disclosure of detailed information about borrowings [line items]
Drawdowns		$ 50,200,000
Number of vessels | vessel		2